Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares USD ($) shares		Ordinary Shares CNY (¥) shares		Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Share subscription receivable USD ($)	Share subscription receivable CNY (¥)	Accumulated deficits USD ($)	Accumulated deficits CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Total Wetour Robotics Limited Shareholder’s Equity USD ($)	Total Wetour Robotics Limited Shareholder’s Equity CNY (¥)	Non-Controlling Interests USD ($)	Non-Controlling Interests CNY (¥)	USD ($) shares		CNY (¥) shares
Balance at Jun. 30, 2023				¥ 12,720	[1]		¥ 65,063,327		¥ (12,720)		¥ (33,223,158)		¥ 20,215		¥ 31,860,384					¥ 31,860,384
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	200,000		200,000
Net loss					[1]						(4,055,592)				(4,055,592)					(4,055,592)
Foreign currency translation					[1]								2,945		2,945					2,945
Balance at Jun. 30, 2024				¥ 12,720	[1]		65,063,327		(12,720)		(37,278,750)		23,160		27,807,737					27,807,737
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	200,000		200,000
Net loss					[1]						(12,483,047)				(12,483,047)					(12,483,047)
Foreign currency translation					[1]								(789,425)		(789,425)					(789,425)
Issuance of ordinary shares upon the completion of the initial public offering (“IPO”), net of issuance cost				¥ 1,457	[1]		48,987,167								48,988,624					48,988,624
Issuance of ordinary shares upon the completion of the initial public offering (“IPO”), net of issuance cost (in Shares) | shares	[1]	20,000		20,000
Deferred offering cost							(8,361,318)								(8,361,318)					(8,361,318)
Issuance of warrants to the representative underwriter of IPO							1,660,016								1,660,016					1,660,016
Balance at Jun. 30, 2025				¥ 14,177	[1]		107,349,192		(12,720)		(49,761,797)		(766,265)		56,822,587					¥ 56,822,587
Balance (in Shares) at Jun. 30, 2025 | shares		220,000	[1]	220,000	[1]													220,000	[2]	220,000	[2]
Issuance of ordinary shares in connection with PIPE investment				¥ 41,236	[1]		35,421,380								35,462,616					¥ 35,462,616
Issuance of ordinary shares in connection with PIPE investment (in shares) | shares	[1]	600,000		600,000
Share-based compensation				¥ 84	[1]		1,087,903								1,087,987					1,087,987
Share-based compensation (in shares) | shares	[1]	1,200		1,200
Issuance of ordinary shares in connection with At-the-Market Offering				¥ 6	[1]		38,685								38,691					38,691
Issuance of ordinary shares in connection with At-the-Market Offering (in shares) | shares	[1]	100		100
Capital contributions from non-controlling interest					[1]												33,247			33,247
Net loss					[1]						(31,106,037)				(31,106,037)		(1,816)	$ (4,584,731)		(31,107,853)
Foreign currency translation					[1]								(1,622,487)		(1,622,487)		(54)	(239,133)		(1,622,541)
Balance at Jun. 30, 2026		$ 8,180	[1]	¥ 55,503	[1]	$ 21,207,817	¥ 143,897,160	$ (1,875)	¥ (12,720)	$ (11,918,444)	¥ (80,867,834)	$ (352,058)	¥ (2,388,752)	$ 8,943,620	¥ 60,683,357	$ 4,624	¥ 31,377	$ 8,948,244		¥ 60,714,734
Balance (in Shares) at Jun. 30, 2026 | shares		821,300	[1]	821,300	[1]													821,300	[2]	821,300	[2]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).